Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Revenue recognition

(a)	Revenue recognition

Revenue is recognized at the transaction price, which is the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods to a customer. Gross revenue includes excise taxes, which the Company pays as principal, but excludes duties and taxes collected on behalf of third parties. Net revenue from sale of goods, as presented in the consolidated statement of operations and comprehensive income (loss), represents revenue from the sale of goods less applicable excise taxes, expected price discounts, and allowances for customer returns. Excise taxes are a production tax which become payable when a cannabis product is delivered to the customer and are not directly related to the value of revenue.

The Company's contracts with customers for the sales of dried cannabis and cannabis oil consist of one performance obligation. The Company has concluded that revenue from the sale of these products should be recognized at the point in time when control is transferred to the customer, which is on shipment or delivery, depending on the contract.

Customer contracts for international sales of dry cannabis include profit sharing arrangements with distributors which give rise to variable consideration. If the consideration in a contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated as the most likely amount, based on the Company's historical information, at contract inception.

The Company's payment terms vary by the type of customer. For individual consumer sales, payment is due prior to the transfer of control. For domestic non-consumer sales, payment is due 60 days after the transfer of control. For international sales, fixed consideration is due 30 days, and variable consideration is due a maximum of 120 days, after transfer of control, respectively.

Investments in equity accounted investees
(b)	Investments in equity accounted investees

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee without control or joint control over those decisions. Significant influence is presumed if the Company holds between 20% and 50% of the voting rights, unless evidence exists to the contrary.

A joint venture is a type of joint arrangement whereby the Company has joint control over, and rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

Investments in associates and joint ventures are accounted for using the equity method. The Company's interest in an investee is initially recorded at cost and is subsequently adjusted for the Company's share of changes in the net assets of the investee, less any impairment in the value of individual investments, and any dividends paid. Where the Company transacts with an investee, unrealized profits and losses are eliminated to the extent of the Company's interest in that investee.

Biological assets and inventory
(c)	Biological assets and inventory

The Company measures biological assets consisting of cannabis plants, at fair value less costs to sell up to the point of harvest. Costs incurred to transform biological assets to the point of harvest ("production costs") are capitalized as they are incurred, which become the cost basis of the biological assets. While the Company's biological assets are within the scope of IAS 41 Agriculture, the Company applies a similar approach to IAS 2 Inventories in capitalizing direct and indirect costs of biological assets. These costs include direct costs such as nutrients, soil, seeds, and direct labour, as well as other indirect costs such as utilities, an allocation of indirect labour, property taxes, and depreciation of equipment used in the growing process. The biological assets are then revalued to fair value less costs to sell at the end of the period. Gains or losses arising from changes in fair value less costs to sell are included under fair value adjustments within the consolidated statement of operations and comprehensive income (loss).

3.	Significant accounting policies (continued)

(c)	Biological assets and inventory (continued)

Inventories of finished goods and work-in-process are valued at the lower of cost and net realizable value. Inventories of harvested cannabis are transferred from biological assets at their fair value at the point of harvest, which becomes the initial deemed cost. Any subsequent post-harvest costs ("processing costs"), including direct costs attributable to processing and related overhead, are capitalized to inventory as they are incurred, to the extent that cost is less than net realizable value. Net realizable value is determined as the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated variable costs to sell. Inventories of raw materials, supplies and consumables are valued at the lower of cost and net realizable value, with cost determined using the weighted average cost basis.

Upon the sale of inventory, the capitalized production costs and processing costs are recorded in cost of sales before fair value adjustments in the consolidated statement of operations and comprehensive income (loss). The related realized fair value adjustments on inventory sold in the year is recorded separately in the consolidated statement of operations and comprehensive income (loss)

Intangible assets
(d)	Intangible assets

Intangible assets are recorded at cost less any accumulated amortization and accumulated impairment losses. Impairment for intangible assets with finite lives is tested if there is any indication of impairment. Intangible assets acquired through a business combination are measured at fair value at the acquisition date.

Intangible assets with finite useful lives are amortized over their estimated useful lives using the following methods and rates:

	Method	Rate
Software	Double declining	50%
Health Canada Licenses	Straight-line	Useful life of corresponding facilities
Israeli Codes	Straight-line	Useful life of corresponding facilities

Amortization begins when assets become available for use. The estimated useful life, amortization method, and rate are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

Research and development costs
(e)	Research and development costs

Research costs are expensed as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends, and has sufficient resources, to complete development and use or sell the product or process. All other development costs are expensed as incurred.

Property, plant and equipment
(f)	Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. The assets are depreciated over their estimated useful lives using the following methods and rates:

	Method	Rate
Building structures	Straight-line	15 to 20 years
Furniture and equipment	Straight-line	5 years
Computer equipment	Straight-line	3 years
Security equipment	Straight-line	5 years
Production equipment	Straight-line	7 years
Road	Straight-line	25 years
Leasehold improvements	Straight-line	5 to 10 years
Equipment under finance lease	Straight-line	Lesser of term of lease and useful life of equipment

The estimated residual value, useful life and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate components.

Construction in progress is transferred to the appropriate asset class when the building is available for use, which is defined as the point at which the building receives the Health Canada licenses to (i) possess cannabis, (ii) to obtain dried cannabis, fresh cannabis, cannabis plants or cannabis plant seeds by cultivating, propagating and harvesting cannabis, and (iii) to produce cannabis, other than obtaining it by cultivating, propagating, or harvesting. Depreciation commences at the point the assets are classified as available for use.

Provisions
(g)	Provisions

A provision is recorded when it becomes probable that a present obligation arising from a past event will require an outflow of resources that can be reliably estimated. The amount of the provision recorded, if any, is management's best estimate of the outflow of resources required to settle the obligation. Where a potential obligation resulting from past events exists, but occurrence of the outflow of resources is not probable or the estimate is not reliable, these contingent liabilities are disclosed as contingencies.

Share capital

(h)	Share capital

Share capital is presented at the fair value of the shares issued. Costs related to the issuance of shares are reported in equity, net of tax, as a deduction from the issuance proceeds.

Foreign exchange translation

(i)	Foreign exchange translation

Translation of foreign currency transactions

Transactions in foreign currencies are translated into the functional currency using the exchange rate prevailing at the date of the transaction. At each reporting date, foreign currency denominated monetary assets and liabilities are translated at year-end exchange rates. Exchange differences arising from operating transactions are recorded in profit or loss for the period; exchange differences related to financing transactions are recognized in finance income or directly in equity.

Translation of foreign operations

The assets and liabilities of Cronos Israel are translated into Canadian dollars at year-end exchange rates. Income and expenses, and cash flows are translated into Canadian dollars using average exchange rates. Differences resulting from translating foreign operations are reported as translation differences in other comprehensive income, and accumulated in equity. When a foreign operation is disposed of, the translation differences previously recognized in equity are reclassified to profit or loss.

3.	Significant accounting policies (continued)

Income taxes
(j)	Income taxes

The Company accounts for its income taxes using the liability method. Deferred income tax assets and liabilities are determined based on the difference between the carrying amount and the tax basis of the assets and liabilities. Any change in the net amount of deferred income tax assets and liabilities is included in profit or loss, except for changes related to the components of other comprehensive income or equity, in which case the tax expense is recognized in other comprehensive income or equity, respectively. Deferred income tax assets and liabilities are determined based on enacted or substantively enacted tax rates and laws which are expected to apply to taxable profit for the years in which the assets and liabilities will be recovered or settled. Deferred income tax assets are recorded when their recoverability is considered probable and are reviewed at the end of each reporting period. Deferred income tax assets and liabilities are not discounted.

Share-based payments
(k)	Share-based payments

Equity instruments granted are initially measured at fair value at the grant date. Where equity instruments are granted to employees, they are measured at the fair value of the equity instruments granted, determined using the Black-Scholes valuation model, which is recognized in the consolidated statement of operations and comprehensive income (loss) over the vesting period. Where equity instruments are granted to non-employees, they are measured at the fair value of the goods or services received.

The related costs for all equity-settled stock-based payments are reflected in share-based reserve, until the instruments are exercised. Upon exercise, shares are issued from treasury and the amount previously reflected in the share-based reserve is, along with any proceeds paid upon exercise, credited to share capital.

Earnings (loss) per share

(l)	Earnings (loss) per share

The Company presents basic and diluted earnings (loss) per share data for its common shares. Basic earnings (loss) per share is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, for the effects of all potentially dilutive common shares, which comprise warrants, stock options, and share appreciation rights.

Financial instruments

3.	Significant accounting policies (continued)

(m)	Financial instruments

All financial instruments are initially recorded at fair value at the time of acquisition. The Company aggregates its financial instruments in accordance with IFRS 9, Financial Instruments, into classes based on their nature and characteristics. Management determines the classification when the instruments are initially recognized, which is normally the date of the transaction. The Company's accounting policy for each class of financial instruments is as follows:

Classification	Financial instruments	Accounting policy
Amortized cost

Cash, accounts receivable, other receivables, loan receivable, advances to joint ventures, accounts payable and other liabilities, holdbacks payable, construction loan payable, due to non-controlling interests

These financial instruments are initially recognized at fair value plus directly attributable transaction costs. Subsequently, these instruments are measured at amortized cost using the effective interest method. Financial assets are adjusted for any ECLs.(i) The effective interest method is a method of calculating the amortized cost of a financial instrument and of allocating interest over the relevant period. The effective interest rate is the rate that discounts estimated future cash receipts through the expected life of the financial instrument, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Fair value through profit or loss	Other investments (investment in warrants of AbCann Global Corp.)

These financial instruments are initially recognized at fair value; all transaction costs are recognized immediately in profit or loss. Subsequently, these instruments are recognized at fair value at each reporting date. Any changes in fair value, and gains or losses upon disposition of the financial instruments are recognized in profit or loss.

Fair value through other comprehensive income (equity instruments)	Other investments (investments in Canopy Growth Corporation, Evergreen Medicinal Supply Inc.)

These equity instruments are irrevocably classified in this category, and are initially recognized at fair value, plus directly attributable transaction costs. Subsequently, these instruments are recognized at fair value at each reporting date. Any changes in fair value and gains or losses upon disposition of the financial instruments are recognized in other comprehensive income in the period during which the change occurs.

(i)

Critical to the determination of ECLs is the definition of default and the definition of a significant increase in credit risk. The definition of default is used in measuring the amount of ECLs and in the determination of whether the loss allowance is based on a 12-month or lifetime ECLs. The Company considers the following as constituting an event of default: the borrower is past due more than 90 days on any material credit obligation, or the borrower is unlikely to pay its credit obligations to the Company in full. The Company monitors all financial assets that are subject to the impairment requirements to assess whether there has been a significant increase in credit risk since initial recognition. If there has been a significant increase in credit risk, the Company will measure the loss allowance based on lifetime rather than 12-month ECLs. In assessing whether the credit risk on a financial asset has increased significantly since initial recognition, the Company compares the risk of a default occurring on the financial asset at the reporting date based on the remaining maturity of the instrument with the risk of a default occurring that was anticipated for the remaining maturity at the current reporting date when the financial asset was first recognized.

Business combinations and consolidation
(n)	Business combinations and consolidation

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at fair value at acquisition date, and the amount of any non-controlling interests in the acquiree. Acquisition-related costs are expensed as incurred. All intercompany transactions and balances are eliminated upon consolidation.